Property, Plant and Equipment, Net (Details) - Schedule of property plant and equipment - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 25,012,723	$ 23,439,561
Less: accumulated depreciation	(5,596,894)	(4,071,228)
Property, plant and equipment, net	19,415,829	19,368,333
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	10,384,017	10,681,720
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	7,632,069	6,812,581
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	1,876,114	2,438,059
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	219,449	241,906
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	280,455	261,972
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	793,929	718,740
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 3,826,690	$ 2,284,583